Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Overseas Portfolio
September 30, 2023
VIPOVRS-NPRT3-1123
1.808774.119
Common Stocks - 97.6%
	Shares	Value ($)
Australia - 0.3%
Flutter Entertainment PLC (a)	24,419	3,989,366
Bailiwick of Jersey - 0.3%
JTC PLC (b)	601,600	5,358,289
Belgium - 1.1%
Azelis Group NV	214,900	4,250,969
KBC Group NV	218,071	13,635,056
TOTAL BELGIUM		17,886,025
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	267,700	13,595,396
Constellation Software, Inc.	12,295	25,382,691
Constellation Software, Inc. warrants 8/22/28 (a)(c)	13,095	1
Lumine Group, Inc.	40,190	595,342
TOTAL CANADA		39,573,430
China - 0.0%
Chervon Holdings Ltd.	137,100	410,550
Denmark - 5.2%
Carlsberg A/S Series B	67,600	8,541,933
DSV A/S	147,672	27,610,851
Novo Nordisk A/S Series B	527,400	48,020,428
TOTAL DENMARK		84,173,212
Finland - 1.1%
Nordea Bank Abp	1,601,803	17,610,882
France - 15.3%
Air Liquide SA	144,220	24,291,203
ALTEN	109,681	14,448,646
Antin Infrastructure Partners SA	40,800	527,551
Capgemini SA	133,065	23,219,016
Edenred SA	442,242	27,716,978
EssilorLuxottica SA	132,505	23,137,415
L'Oreal SA	54,800	22,709,783
LVMH Moet Hennessy Louis Vuitton SE	57,430	43,349,925
Pernod Ricard SA	54,042	9,018,903
Safran SA	174,500	27,345,760
TotalEnergies SE	497,112	32,684,796
TOTAL FRANCE		248,449,976
Germany - 7.4%
Allianz SE	95,186	22,652,006
Deutsche Borse AG	118,939	20,540,382
Hannover Reuck SE	102,925	22,623,149
Infineon Technologies AG	509,000	16,858,461
Merck KGaA	123,900	20,716,587
Siemens Healthineers AG (b)	328,700	16,680,868
TOTAL GERMANY		120,071,453
Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	853,500	8,283,286
India - 1.7%
HCL Technologies Ltd.	453,400	6,742,438
HDFC Bank Ltd. (a)	1,109,491	20,349,502
TOTAL INDIA		27,091,940
Ireland - 0.9%
Kingspan Group PLC (Ireland)	203,900	15,297,080
Italy - 3.2%
FinecoBank SpA	1,045,599	12,729,367
GVS SpA (a)(b)	109,736	594,014
Industrie de Nora SpA	79,500	1,368,356
Recordati SpA	378,719	17,901,914
UniCredit SpA	797,000	18,989,635
TOTAL ITALY		51,583,286
Japan - 13.0%
Bandai Namco Holdings, Inc.	252,900	5,144,109
BayCurrent Consulting, Inc.	173,400	5,799,339
Capcom Co. Ltd.	248,500	8,954,580
FUJIFILM Holdings Corp.	220,800	12,773,410
Hoya Corp.	188,911	19,347,790
Iriso Electronics Co. Ltd.	97,729	2,746,666
Misumi Group, Inc.	339,360	5,305,906
NOF Corp.	183,411	7,334,476
Persol Holdings Co. Ltd.	5,035,030	8,200,792
Relo Group, Inc.	391,074	4,235,501
Shin-Etsu Chemical Co. Ltd.	594,600	17,270,543
Sony Group Corp.	316,233	25,860,138
Sumitomo Mitsui Financial Group, Inc.	564,800	27,746,391
Suzuki Motor Corp.	315,376	12,684,740
TIS, Inc.	269,074	5,929,207
Tokio Marine Holdings, Inc.	1,156,400	26,774,940
Tokyo Electron Ltd.	108,796	14,860,693
TOTAL JAPAN		210,969,221
Netherlands - 6.2%
ASM International NV (Netherlands)	27,300	11,473,013
ASML Holding NV (Netherlands)	72,850	42,890,464
IMCD NV	136,526	17,321,054
Topicus.Com, Inc. (a)	23,814	1,573,048
Wolters Kluwer NV	231,117	28,014,550
TOTAL NETHERLANDS		101,272,129
Spain - 0.9%
Amadeus IT Holding SA Class A	230,907	13,983,562
Sweden - 3.2%
Addlife AB	541,224	3,207,551
AddTech AB (B Shares)	752,251	12,062,951
Atlas Copco AB (A Shares)	1,566,876	21,044,209
Indutrade AB	878,756	16,303,421
Kry International AB (a)(c)(d)	587	22,348
TOTAL SWEDEN		52,640,480
Switzerland - 5.1%
Compagnie Financiere Richemont SA Series A	183,570	22,355,753
Julius Baer Group Ltd.	286,385	18,330,905
Partners Group Holding AG	14,870	16,805,610
Sika AG	96,854	24,664,519
TOTAL SWITZERLAND		82,156,787
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	574,600	9,374,650
United Kingdom - 16.7%
3i Group PLC	667,100	16,872,742
Ashtead Group PLC	129,504	7,903,552
AstraZeneca PLC (United Kingdom)	352,800	47,587,253
BAE Systems PLC	1,348,700	16,389,193
Beazley PLC	905,658	6,116,138
Compass Group PLC	1,188,839	28,938,238
Diageo PLC	790,722	29,152,436
Diploma PLC	305,335	11,191,079
Halma PLC	342,800	8,107,782
Hiscox Ltd.	561,297	6,882,627
London Stock Exchange Group PLC	198,800	19,924,915
RELX PLC (London Stock Exchange)	906,448	30,583,495
Rentokil Initial PLC	2,772,089	20,581,690
Sage Group PLC	1,251,200	15,097,966
Volution Group PLC	1,405,597	6,204,757
TOTAL UNITED KINGDOM		271,533,863
United States of America - 12.5%
CBRE Group, Inc. (a)	182,900	13,508,994
CDW Corp.	54,300	10,955,568
Experian PLC	467,200	15,339,527
Ferguson PLC	113,100	18,718,793
Fiserv, Inc. (a)	55,900	6,314,464
ICON PLC (a)	73,100	18,000,875
Linde PLC	65,768	24,488,715
Marsh & McLennan Companies, Inc.	135,576	25,800,113
Nestle SA (Reg. S)	200,775	22,726,931
S&P Global, Inc.	56,921	20,799,503
Schneider Electric SA	83,800	13,809,586
Thermo Fisher Scientific, Inc.	23,500	11,894,995
TOTAL UNITED STATES OF AMERICA		202,358,064
TOTAL COMMON STOCKS (Cost $1,238,559,679)		1,584,067,531

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(c)(d) (Cost $1,550,731)	3,392	129,139

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $41,174,182)	41,165,949	41,174,182

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,281,284,592)	1,625,370,852
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,514,731)
NET ASSETS - 100.0%	1,623,856,121

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,633,171 or 1.4% of net assets.

(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,487 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938

Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,313,080	228,580,644	207,719,542	614,637	-	-	41,174,182	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	13,289,712	57,771,304	71,061,016	67,850	-	-	-	0.0%
Total	33,602,792	286,351,948	278,780,558	682,487	-	-	41,174,182

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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